Share-Based Compensation - Schedule of Fair Value Options on the Grant Date (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
MDRT [Member]
Share-Based Compensation - Schedule of Fair Value Options on the Grant Date (Details) [Line Items]
Expected dividend yield (Note i)			3.69%
Risk-free interest rates (Note ii)			3.88%
Expected volatility (Note iii)			51.41%
Expected life in years (Note iv)			4 years 5 months 26 days
Exercise multiple (Note v) (in Dollars per share)			$ 2.8
MDRT [Member] | Minimum [Member]
Share-Based Compensation - Schedule of Fair Value Options on the Grant Date (Details) [Line Items]
Fair value of options on grant date (Note vi) (in Dollars per share)			115.84
MDRT [Member] | Maximum [Member]
Share-Based Compensation - Schedule of Fair Value Options on the Grant Date (Details) [Line Items]
Fair value of options on grant date (Note vi) (in Dollars per share)			$ 119.88
MDRT 1 [Member]
Share-Based Compensation - Schedule of Fair Value Options on the Grant Date (Details) [Line Items]
Expected dividend yield (Note i)		3.22%
Risk-free interest rates (Note ii)		4.81%
Expected volatility (Note iii)		59.78%
Expected life in years (Note iv)		3 years 3 months 14 days
Exercise multiple (Note v) (in Dollars per share)		$ 1
MDRT 1 [Member] | Minimum [Member]
Share-Based Compensation - Schedule of Fair Value Options on the Grant Date (Details) [Line Items]
Fair value of options on grant date (Note vi) (in Dollars per share)		33.36
MDRT 1 [Member] | Maximum [Member]
Share-Based Compensation - Schedule of Fair Value Options on the Grant Date (Details) [Line Items]
Fair value of options on grant date (Note vi) (in Dollars per share)		$ 33.56
MDRT 2 [Member]
Share-Based Compensation - Schedule of Fair Value Options on the Grant Date (Details) [Line Items]
Expected dividend yield (Note i)	3.22%
Exercise multiple (Note v) (in Dollars per share)	$ 1
MDRT 2 [Member] | Minimum [Member]
Share-Based Compensation - Schedule of Fair Value Options on the Grant Date (Details) [Line Items]
Risk-free interest rates (Note ii)	4.44%
Expected volatility (Note iii)	59.78%
Expected life in years (Note iv)	3 years 1 month 6 days
Fair value of options on grant date (Note vi) (in Dollars per share)	$ 28.44
MDRT 2 [Member] | Maximum [Member]
Share-Based Compensation - Schedule of Fair Value Options on the Grant Date (Details) [Line Items]
Risk-free interest rates (Note ii)	4.81%
Expected volatility (Note iii)	60.61%
Expected life in years (Note iv)	3 years 3 months 14 days
Fair value of options on grant date (Note vi) (in Dollars per share)	$ 48.16